OTHER NON-CURRENT ASSETS	6 Months Ended
Jun. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
OTHER NON-CURRENT ASSETS	OTHER NON-CURRENT ASSETS
The components of other non-current assets are as follows:

(US$ Millions)	Jun. 30, 2026	Dec. 31, 2025
Securities - FVTPL	$2,795	$2,815
Derivative assets	51	68
Securities - FVTOCI	178	230
Other marketable securities	30	29
Restricted cash	150	182
Inventory	577	937
Accounts receivable	86	90
Other	107	161
Total other non-current assets	$3,974	$4,512

Securities - FVTPL
Securities - FVTPL primarily consists of the partnership’s investment in the BSREP III fund, with a carrying value of the financial asset at June 30, 2026 of $855 million (December 31, 2025 - $949 million). See Note 29, Related Parties for further information on the partial sale of BSREP III. It also includes the partnership’s investment in a portfolio of U.S. retail brands with a carrying value of the financial asset at June 30, 2026 of $551 million (December 31, 2025 - $551 million).